OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2017	2016

Prepaid expenses	$2,859	$3,101
Government authorities	20,196	13,991
Deferred tax assets (see also Note 2n)	-	11,409
Advances to suppliers	3,103	2,831
Derivatives	717	2,570
Other receivables (see also Note 10)	6,178	5,582

	$33,053	$39,484